Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 29, 2012
Land and land improvements [Member]
Estimated useful lives of property and equipment
Property Life	Indefinite
Buildings [Member] | Maximum [Member]
Estimated useful lives of property and equipment
Useful life	40 years
Buildings [Member] | Minimum [Member]
Estimated useful lives of property and equipment
Useful life	30 years
Leasehold improvements [Member]
Estimated useful lives of property and equipment
Property Life	Lesser of 3 - 20 years or remaining lease term
Equipment [Member] | Maximum [Member]
Estimated useful lives of property and equipment
Useful life	10 years
Equipment [Member] | Minimum [Member]
Estimated useful lives of property and equipment
Useful life	2 years
Automobiles [Member] | Maximum [Member]
Estimated useful lives of property and equipment
Useful life	10 years
Automobiles [Member] | Minimum [Member]
Estimated useful lives of property and equipment
Useful life	3 years
IT software and equipment [Member] | Maximum [Member]
Estimated useful lives of property and equipment
Useful life	5 years
IT software and equipment [Member] | Minimum [Member]
Estimated useful lives of property and equipment
Useful life	3 years